NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Fair Value of Identifiable Assets and Liabilities at Transaction (Details) - Pherecydes - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 23, 2023
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 17,098
Property, plant and equipment	485
Rights of use	478
Other non-current assets	83
Other current assets	1,925
Cash and cash equivalents	30
Financial liabilities	(2,936)
Lease obligations	(456)
Other non-current liabilities	(49)
Other current liabilities	(5,085)
Net assets acquired	€ 11,575	€ 11,575